CONDENSED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 2,648,566	$ 4,287,447		$ 3,591,109
Accounts receivable, net of allowances of $21,437 and $25,772, respectively	52,779	93,211		110,258
Prepaid expenses	425,867	313,648		210,673
Inventory prepayment	59,407	323,520		197,750
Inventory	858,905	533,239		94,701
Due from Tekcapital and Affiliates	5,830	6,256
Other current assets	59,447	59,447		36,240
Total Current Assets	4,110,801	5,616,768		4,240,731
Non-Current Assets
Patent costs, net	330,192	286,429		137,557
Capitalized software costs	110,073	110,073		110,073
Property and equipment, net	143,487	132,848		119,744
Other non-current assets	118,458	72,644		81,779
TOTAL ASSETS	4,813,011	6,218,762		4,689,884
Current Liabilities
Accounts payable and accrued expenses	840,992	581,986		275,660
Deferred revenue	42,500	42,500		30,000
Total Current Liabilities	883,492	624,486		600,005
Non-Current Liabilities
Deferred revenue	27,950	35,450		65,450
TOTAL LIABILITIES	911,442	659,936		665,455
Commitments and contingencies (Note 7)
Stockholders’ Equity
Common stock (par value $0.00001, 50,000,000 shares authorized, and 13,233,544 and 12,917,239 shares issued and outstanding as of March 31, 2024 and December 31, 2023, respectively)	132	129		73
Additional paid-in capital	22,842,163	22,528,112		14,330,343
Accumulated deficit	(18,940,726)	(16,969,415)		(10,305,987)
TOTAL STOCKHOLDERS’ EQUITY	3,901,569	5,558,826	$ 4,550,300	4,024,429	$ 207,516
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 4,813,011	$ 6,218,762		$ 4,689,884